Other disclosures - Summary of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 820	€ 925	€ 630	€ 629
Financial assets and liabilities, category | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	134,888	115,185
Financial assets and liabilities, category | Financial liabilities held for trading | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	15,195	16,237
Financial assets and liabilities, category | Financial liabilities held for trading | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	119,693	98,948
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss (*)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	36,220	40,268
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss (*) | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	147	212
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss (*) | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	36,073	40,056
Financial assets and liabilities, category | Hedging derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	10,288	9,228
Financial assets and liabilities, category | Hedging derivatives | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	10,288	9,228
Financial assets and liabilities, category | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	183,834	156,118
Financial assets and liabilities, category | Financial assets held for trading | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	61,089	45,014
Financial assets and liabilities, category | Financial assets held for trading | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	122,745	111,104
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,796	5,713
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,738	1,800
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,058	3,913
Financial assets and liabilities, category | Financial assets at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,645	8,989
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,491	1,976
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,154	7,013
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	86,756	85,239
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	65,596	64,216
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	21,160	21,023
Financial assets and liabilities, category | Hedging derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,532	8,069
Financial assets and liabilities, category | Hedging derivatives | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,532	8,069
Liabilities under insurance contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	17,584	16,426
Liabilities under insurance contracts | Published price quotations in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Liabilities under insurance contracts | Internal models (Levels 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 17,584	€ 16,426